Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease, cost	$ 457	$ 421
Variable lease, cost	76	75
Operating lease, payments	323	294
Right-of-use asset obtained in exchange for operating lease liability	488	$ 245
Lessee, operating lease, lease not yet commenced, value	$ 430
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, lease not yet commenced, term of contract	2 years
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, lease not yet commenced, term of contract	27 years